ANNUAL REPORT

July 31, 1997

INVESCO

SMALL

COMPANY

VALUE FUND

(effective 2/1/97, INVESCO Small Company Fund changed its name to
INVESCO Small Company Value Fund)


A no-load fund seeking
long-term capital growth


INVESCO FUNDS

MARKET OVERVIEW                                                      AUGUST 1997
    We are currently in the greatest bull market of all time, and wealth has been created on a scale that has never been seen before. The strength and longevity of this market have surprised even the staunchest market advocates. A preemptive strike against inflation by the Federal Reserve Board in March -- a 25 basis point increase in the Fed Fund's Rate -- produced a pullback in the stock market. However, since that minor correction several large-capitalization stock indexes have produced approximately 15% to 20% returns.
    Recently, however, volatility has crept back into the stock markets -- dampening investment returns. This increased volatility can be attributed to investor nervousness about inflation and an overheating economy. Consequently, day-to-day swings in equity prices remain severe, and may continue in the near future.
    Nonetheless, it's worth noting that:
    o The Dow Jones Industrial Average (an index composed of 30 domestic large-capitalization stocks) has doubled in 30 months for only the fifth time this century, and only the second time in 62 years.
    o The broad market has had 18 consecutive quarters in which companies have reported significantly more positive than negative earnings surprises.
    o The wealth created by the domestic stock market in the last 10 years is the largest in history.
    The driving force behind the strength of the market during the last 10 years has been low inflation, strong economic growth, and increased worker productivity. These factors have led to above-average increases in corporate profits and earnings, sending stock prices higher. Meanwhile, prices across the economy (as measured by the Gross Domestic Product price deflator) rose only 1.8% in 1996 -- the smallest gain since 1964. Currently, the inflation rate for the U.S. economy is at 2.2%, and producer prices actually declined over the first seven months in 1997.
    Gains in worker productivity have helped curb inflation. Over the last 10 years, corporate restructuring, downsizing, and investments in technology have increased the efficiency of American companies and workers. These gains have outpaced wage increases. Coupled with increased international competition, improved productivity has put downward pressure on prices -- which is beneficial for the economy as it stimulates consumer demand.
    As a result, the U.S. economy has re-established itself as the global leader. In turn, the demand for skilled labor has risen, and unemployment in July 1997 was at 4.8% (the lowest level since 1973). Some naysayers suggest that the tight labor market will eventually lead to increased wages and inflation, which may have negative consequences for corporate stock prices.
    Within this environment, investors continue to favor the liquidity and predictability of earnings associated with large-capitalization stocks. However, the performance gap between large- and small-cap stocks is narrowing, as it appears investors are starting to concentrate on the value associated with small-cap stocks.
    This is a good time for shareholders to re-evaluate their expectations. Historically speaking, markets do not return 25% every year. A long-run average return on equities of 10% to 11% is more realistic.

INVESCO SMALL COMPANY
VALUE FUND
    As the line graph illustrates, for the period from inception (12/93) through 7/31/97, the value of a $10,000 investment in INVESCO Small Company Value Fund, plus reinvested dividends and capital gain distributions, would have risen to $17,347. The chart and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Of course, past performance is not a guarantee of future results.)(1)(2)
    For the one-year period ended 7/31/97, INVESCO Small Company Value Fund had a total return of 36.97%, compared to a total return of 32.70% for smaller-capitalization stocks as measured by the Russell 2000. The fund's one-year return as of the same date also beat the Lipper Small Company Growth Fund's average one-year return of 31.69%. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks fund performance by total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.)(1)(2)

                            Small Company Value Fund
                           Average Annual Total Return
                                as of 7/31/97 (2)
                           ---------------------------
                           1 Year               36.97%
                           ---------------------------
                           Since Inception      16.21%
                           ---------------------------

    The last year proved to be a difficult market for small-caps, as investors continued to focus on the strength, liquidity, and stability of earnings associated with large-cap stocks. This fascination with blue chips caused small-cap stocks to underperform the broad market. However, the fund's strong relative performance was produced by staying true to our disciplined quantitative investment strategy.
    Our value-based approach seeks to identify companies that are experiencing strong and improving fundamentals. These companies typically are selling at prices below their intrinsic value. During the last year, this philosophy kept the fund away from market momentum stocks that were devastated by the market correction in the spring. Instead, the fund's quantitative model produced holdings like Minnesota Power & Light, and Coors (Adolph) Co. Both of these companies have improving fundamentals and were selling at attractive valuation levels when purchased.

Graph:
    This line graph compares the value of a $10,000 investment in INVESCO Small Company Value Fund to the value of a $10,000 investment in the Russell 2000 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/1/93) through 7/31/97.

LOOKING FORWARD
    Fund management continues to believe that the small-cap stock market represents strong long-term opportunities for investors. This market is currently in a period of underperformance compared to the broad market. As earnings growth rates slow for large-cap stocks, they may fall out-of-favor with investors, which could produce a flow of capital into small-caps. If this happens, we may enter into a long period where small-cap stocks outperform large-caps.

FUND MANAGEMENT
    INVESCO Small Company Value Fund is managed by Bob Slotpole, senior vice president and director of equities for INVESCO Management & Research, Inc. He earned an MBA from Stanford University, as well as a BS from the State University of New York-Buffalo. Bob began his investment career in 1975. Previously, he was associated with First Boston and Lehman Brothers.

(1)The  Russell  2000  is  an  unmanaged  index  of  common  stocks   considered
representative of the smaller-capitalization stock market.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO FUND CODES
      These two-digit codes appear after your account number on Investment Summaries and confirmations. You may also use them to request information about specific funds on PAL(R), your Personal Account Line.

      MONEY MARKET FUNDS
      44    U.S. Government Money Fund
      25    Cash Reserves
      40    Tax-Free Money Fund
      TAX-EXEMPT FUNDS
      36    Tax-Free Intermediate Bond
      35    Tax-Free Long-Term Bond
      INCOME FUNDS
      33    Short-Term  Bond
      32    U.S. Government Securities
      47    Intermediate Government Bond
      30    Select Income
      31    High Yield
      GROWTH & INCOME FUND
      71    Balanced
      70    Multi-Asset Allocation
      48    Total Return
      15    Industrial Income
      46    Value Equity
      CAPITAL APPRECIATION FUNDS
      10    Growth
      20    Dynamics
      74    Small Company Value
      60    Small Company Growth

      SECTOR FUNDS
      50    Energy
      59    Environmental Services
      57    Financial Services
      51    Gold
      52    Health Sciences
      53    Leisure
      42    Realty
      55    Technology
      58    Utilities
      38    Worldwide Capital Goods
      39    Worldwide Communications
      INTERNATIONAL FUNDS
      49    International Growth
      41    Asian Growth
      56    European
      37    European Small Company
      34    Latin American Growth
      54    Pacific Basin

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO Diversified Funds, Inc. - Small Company Value Fund
TEN LARGEST COMMON STOCK HOLDINGS
July 31, 1997

Description                                                                Value
--------------------------------------------------------------------------------
Centex Corp                                                             $886,425
Stratus Computer                                                         735,750
Coors (Adolph) Co Class B                                                733,223
Computer Task Group                                                      691,075
CBL & Associates Properties                                              680,850
Fuller (H B) Co                                                          650,475
Aeroquip-Vickers Inc                                                     646,787
Dexter Corp                                                              633,019
Frontier Insurance Group                                                 620,631
Technitrol Inc                                                           609,600

Composition of holdings is subject to change.


                         ----------------------------


INVESCO Diversified Funds, Inc - Small Company Value Fund
STATEMENT OF INVESTMENT SECURITIES
July 31,1997

                                                      Shares or
                                                      Principal
Description                                             Amount             Value
--------------------------------------------------------------------------------
COMMON STOCKS 85.08%
AEROSPACE & DEFENSE 0.60%
Thiokol Corp                                             3,500      $    260,094
UNC Inc*                                                 6,800            98,600
                                                                    ------------
                                                                         358,694
                                                                    ------------
AIR FREIGHT 0.77%
Yellow Corp*                                            16,900           456,300
                                                                    ------------
AIRLINES 0.68%
Airborne Freight                                         5,100           250,219
Expeditors International of Washington                   4,100           155,287
                                                                    ------------
                                                                         405,506
                                                                    ------------
AUTO PARTS 2.54%
Borg-Warner Automotive                                   6,500           362,375
Detroit Diesel*                                         21,000           546,000
MascoTech Inc                                           28,200           602,775
                                                                    ------------
                                                                       1,511,150
                                                                    ------------

BANKS 5.54%
ALBANK Financial                                         9,800           379,750
CCB Financial                                            5,200           432,900
Cullen Frost Bankers                                     6,800           317,900
Deposit Guaranty                                        12,900           422,475
First Michigan Bank                                     10,601           345,863
First Midwest Bancorp                                    4,600           161,000
Imperial Bancorp*                                       11,200           345,800
Magna Group                                             12,000           442,500
Provident Bankshares                                     6,600           314,325
US Trust                                                 2,600           136,825
                                                                    ------------
                                                                       3,299,338
                                                                    ------------
BEVERAGES 1.23%
Coors (Adolph) Co Class B                               23,300           733,223
                                                                    ------------
BIOTECHNOLOGY 0.27%
Bio-Rad Laboratories Class A*                            5,700           161,737
                                                                    ------------
BUILDING MATERIALS 1.71%
Centex Corp                                             15,900           886,425
Lone Star Industries                                     2,500           132,500
                                                                    ------------
                                                                       1,018,925
                                                                    ------------
CABLE 0.75%
Cablevision Systems Class A*                             7,500           445,312
                                                                    ------------
CHEMICALS 2.57%
Dexter Corp                                             15,900           633,019
Fuller (H B) Co                                         12,600           650,475
Lilly Industries Class A                                11,100           247,669
                                                                    ------------
                                                                       1,531,163
                                                                    ------------
COMMUNICATIONS -
   EQUIPMENT & MANUFACTURING 0.97%
Boston Technology*                                       8,000           212,500
Comverse Technology*                                     7,500           365,625
                                                                    ------------
                                                                         578,125
                                                                    ------------
COMPUTER RELATED 6.00%
Acxiom Corp*                                            10,900           216,637
Aspen Technology*                                        4,200           175,350
BancTec Inc*                                            18,550           453,316
Boole & Babbage*                                        16,800           436,800
CACI International Class A*                              7,700           110,206
Computer Task Group                                     15,400           691,075
Data General*                                            5,300           159,994

Hyperion Software*                                       8,300           223,063
Keane Inc*                                               1,500            91,688
Network Appliance*                                       3,400           148,325
Stratus Computer*                                       13,500           735,750
Structural Dynamics Research*                            4,800           132,000
Transaction System Architects Class A*                     100             3,700
                                                                    ------------
                                                                       3,577,904
                                                                    ------------
CONTAINERS 0.44%
AptarGroup Inc                                           5,100           259,462
                                                                    ------------
DISTRIBUTION 0.72%
BJ's Wholesale Club*                                     4,300           127,387
Richfood Holdings                                       12,700           304,800
                                                                    ------------
                                                                         432,187
                                                                    ------------
ELECTRIC UTILITIES 2.55%
Central Maine Power                                     17,700           238,950
CILCORP Inc                                              3,000           125,812
Commonwealth Energy Systems SBI                         14,000           357,875
IES Industries                                          13,400           410,375
Minnesota Power & Light                                 11,800           387,925
                                                                    ------------
                                                                       1,520,937
                                                                    ------------
ELECTRICAL EQUIPMENT 3.77%
Baldor Electric                                         11,150           348,437
Berg Electronics*                                       10,200           410,550
Kent Electronics*                                        4,400           171,600
Methode Electronics Class A                              7,400           153,550
Moog Inc Class A*                                        7,800           249,600
Rexel Inc*                                              16,800           306,600
Technitrol Inc                                          19,200           609,600
                                                                    ------------
                                                                       2,249,937
                                                                    ------------
ELECTRONICS 0.57%
Fluke Corp                                               2,500           135,625
Southern Electronics*                                   13,400           204,350
                                                                    ------------
                                                                         339,975
                                                                    ------------
ELECTRONICS - SEMICONDUCTOR 2.01%
Burr-Brown Corp*                                         4,500           156,656
Dallas Semiconductor                                    12,500           488,281
Unitrode Corp*                                           6,700           398,231
Zilog Inc*                                               6,300           152,775
                                                                    ------------
                                                                       1,195,943
                                                                    ------------

ENGINEERING & CONSTRUCTION 1.21%
Pulte Corp                                               9,100           371,394
Stone & Webster                                          7,500           352,500
                                                                    ------------
                                                                         723,894
                                                                    ------------
FINANCIAL 0.04%
Advest Group                                             1,000            23,062
                                                                    ------------
FOODS 1.26%
Earthgrains Co                                          12,000           439,500
Smithfield Foods*                                        6,300           313,425
                                                                    ------------
                                                                         752,925
                                                                    ------------
HEALTH CARE DRUGS - PHARMACEUTICALS 2.46%
Agouron Pharmaceuticals*                                 2,300           220,225
AmeriSource Health Class A*                              6,100           286,700
Amylin Pharmaceuticals*                                 13,300           174,562
Bindley Western Industries                              10,100           236,719
Faulding Inc*                                           11,400           143,212
ICN Pharmaceuticals                                      6,200           211,963
Perrigo Co*                                             14,800           192,400
                                                                    ------------
                                                                       1,465,781
                                                                    ------------
HEALTH CARE RELATED 6.40%
ADAC Laboratories                                       10,000           195,000
ATL Ultrasound*                                          5,100           205,275
Acuson Corp*                                             6,000           157,875
Ballard Medical Products                                 6,600           139,837
Datascope Corp*                                         23,100           503,869
Hooper Holmes                                           13,400           365,150
Integrated Health Services                               6,900           235,463
Invacare Corp                                            8,200           173,225
NovaCare Inc*                                           13,300           172,069
OEC Medical Systems*                                     3,100            53,088
Tecnol Medical Products*                                18,000           405,000
TheraTech Inc*                                          15,800           181,700
Trigon Healthcare*                                      13,100           311,944
Universal Health Services Class B*                       8,400           341,250
West Co                                                 12,700           373,063
                                                                    ------------
                                                                       3,813,808
                                                                    ------------
HOMEBUILDING 0.29%
Nortek Inc*                                              7,100           174,394
                                                                    ------------

HOUSEHOLD FURNITURE & APPLIANCES 1.24%
Ethan Allen Interiors                                    3,200           169,600
Furniture Brands International*                         20,800           427,700
La-Z-Boy Inc                                             3,700           138,981
                                                                    ------------
                                                                         736,281
                                                                    ------------
HOUSEWARES 0.13%
Oneida Ltd                                               2,600            76,700
                                                                    ------------
INSURANCE 5.97%
American Bankers Insurance Group                         2,700           182,756
American Heritage Life Investment                        4,300           163,400
Delphi Financial Group Class A*                         11,564           442,323
Fremont General                                          9,600           410,400
Frontier Insurance Group                                19,900           620,631
Guarantee Life                                           5,500           141,625
Horace Mann Educators                                    6,000           324,375
Mutual Risk Management                                       1                49
NAC Re                                                   9,400           455,313
Orion Capital                                            8,400           351,225
Reliance Group Holdings                                 10,800           141,075
Vesta Insurance Group                                    6,100           324,825
                                                                    ------------
                                                                       3,557,997
                                                                    ------------
INVESTMENT BANK/BROKER FIRM 0.73%
Quick & Reilly Group                                     7,400           194,250
Raymond James Financial                                  8,300           239,144
                                                                    ------------
                                                                         433,394
                                                                    ------------
IRON & STEEL 0.23%
National Steel Class B*                                  8,900           136,281
                                                                    ------------
LEISURE TIME 0.67%
Carmike Cinemas Class A*                                12,700           401,637
                                                                    ------------
LODGING - HOTELS 0.64%
Bristol Hotel*                                          14,250           382,078
                                                                    ------------
MACHINERY 2.47%
Aeroquip-Vickers Inc                                    11,800           646,787
Chart Industries                                         8,700           154,425
IDEX Corp                                               11,200           393,400
Manitowoc Co                                             7,200           277,200
                                                                    ------------
                                                                       1,471,812
                                                                    ------------

MANUFACTURING 2.32%
Aztec Manufacturing                                     10,500           177,844
Cognex Corp*                                             6,300           214,200
Dionex Corp*                                             2,800           127,750
Fisher Scientific International                          8,000           387,500
Global Industrial Technologies*                          6,700           126,881
Robbins & Myers                                          5,900           203,550
Scotsman Industries                                      5,400           146,475
                                                                    ------------
                                                                       1,384,200
                                                                    ------------
METALS MINING 0.63%
Cleveland-Cliffs Inc                                     8,600           374,100
                                                                    ------------

NATURAL GAS 0.92%
ONEOK Inc                                               15,600           546,000
                                                                    ------------
OIL & GAS RELATED 3.85%
Cabot Oil & Gas Class A                                 14,200           291,987
Camco International                                      4,000           258,500
HS Resources*                                           13,700           191,800
Newfield Exploration*                                   15,900           381,600
Newpark Resources*                                      10,800           373,275
Tesoro Petroleum*                                        4,000            62,250
Varco International*                                     9,100           352,056
Vintage Petroleum                                       10,600           380,938
                                                                    ------------
                                                                       2,292,406
                                                                    ------------
PERSONAL CARE 0.28%
Rexall Sundown*                                          4,600           164,450
                                                                    ------------
POLLUTION CONTROL 0.57%
Culligan Water Technologies*                             8,000           338,000
                                                                    ------------
PUBLISHING 0.74%
McClatchy Newspapers Class A                             5,100           172,763
Pulitzer Publishing                                      5,266           269,883
                                                                    ------------
                                                                         442,646
                                                                    ------------
REAL ESTATE INVESTMENT TRUST 4.84%
Beacon Properties                                        6,600           241,725
CBL & Associates Properties                             26,700           680,850
Duke Realty Investments                                  5,400           239,963
Gables Residential Trust SBI                             3,000            80,063
Koger Equity                                             7,500           145,781
Liberty Property Trust SBI                               9,900           261,113
MGI Properties                                          11,800           260,338

Omega Healthcare Investors                               5,700           186,675
Patriot American Hospitality                             8,999           224,415
Public Storage                                          10,500           311,719
Shurgard Storage Centers Class A                         8,900           251,981
                                                                    ------------
                                                                       2,884,623
                                                                    ------------
RESTAURANTS 1.07%
Brinker International*                                  15,400           241,587
Consolidated Products*                                   8,200           146,062
ShowBiz Pizza Time*                                     10,900           252,063
                                                                    ------------
                                                                         639,712
                                                                    ------------
RETAIL 2.97%
Ames Department Stores*                                 12,600           184,275
Carson Pirie Scott*                                      4,700           155,981
Cash America International                              20,100           227,381
Homebase Inc*                                            4,300            37,625
Lands' End*                                             16,600           491,775
Pier 1 Imports                                          21,450           378,056
Shopko Stores                                           10,200           294,525
                                                                    ------------
                                                                       1,769,618
                                                                    ------------
SAVINGS & LOAN 2.24%
Commercial Federal                                       7,100           283,112
FirstFed Financial*                                      5,500           189,750
ONBANCorp Inc                                            6,700           339,188
Sovereign Bancorp                                       22,800           361,239
St Paul Bancorp                                          6,700           159,544
                                                                    ------------
                                                                       1,332,833
                                                                    ------------
SERVICES 4.02%
Caribiner International*                                 7,400           269,175
Catalina Marketing*                                      2,300            98,037
Computer Management Sciences*                            3,900            77,025
DeVRY Inc*                                              16,800           493,500
G&K Services Class A                                     4,700           159,212
Information Resources*                                  10,200           153,638
Norrell Corp                                            13,500           426,938
Sotheby's Holdings Class A                              15,900           286,200
True North Communications                               17,500           435,313
                                                                    ------------
                                                                       2,399,038
                                                                    ------------

TELECOMMUNICATIONS -
   CELLULAR & WIRELESS 0.67%
Centennial Cellular Class A*                            15,900           238,500
CommNet Cellular*                                        4,600           160,425
                                                                    ------------
                                                                         398,925
                                                                    ------------
TEXTILE - APPAREL
   MANUFACTURING 1.04%
Burlington Industries*                                  22,000           284,625
Galey & Lord Inc*                                        7,500           126,562
Interface Inc Class A                                    7,600           209,950
                                                                    ------------
                                                                         621,137
                                                                    ------------
TOBACCO 0.69%
Standard Commercial*                                    25,466           420,189
                                                                    ------------
TRUCKERS 0.53%
Werner Enterprises                                      14,600           313,900
                                                                    ------------
UTILITIES WATER 0.27%
E'town Corp                                              5,000           160,625
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $43,859,686)                                                 50,708,264
                                                                    ------------
SHORT-TERM INVESTMENTS -
   REPURCHASE AGREEMENTS 14.92%
Repurchase Agreement with State Street
   Bank & Trust Co dated 7/31/1997
   due 8/1/1997
   at 5.670%, repurchased at
   $8,896,401 (Collateralized by
   US Treasury Bonds due 6/30/2001
   at 6.625%, value $9,126,038)
   (Cost $8,895,000)                                 8,895,000         8,895,000
                                                                    ------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $52,754,686) (Cost for Income
   Tax Purposes $52,766,699)                                          59,603,264
                                                                    ============

* Security is non-income producing.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Value Fund
Statement of Assets and Liabilities
July 31, 1997

ASSETS
Investment Securities at Value
   (Cost $52,754,686)~                                              $ 59,603,264
Cash                                                                     177,456
Receivables:
   Investment Securities Sold                                          1,439,104
   Fund Shares Sold                                                       95,212
   Dividends and Interest                                                 25,239
Prepaid Expenses                                                          27,102
                                                                   -------------
TOTAL ASSETS                                                          61,367,377
                                                                   -------------
LIABILITIES
Payables:
   Distributions to Shareholders                                          17,686
   Investment Securities Purchased                                     2,186,961
   Fund Shares Repurchased                                               592,722
Accrued Expenses                                                          21,055
                                                                   -------------
TOTAL LIABILITIES                                                      2,818,424
                                                                   -------------
Net Assets at Value                                                   58,548,953
                                                                   =============
NET ASSETS
Paid-in Capital*                                                      42,683,212
Accumulated Undistributed Net Investment
   Income                                                                 10,517
Accumulated Undistributed Net Realized Gain
   on Investment Securities, Foreign Currency
   Transactions and Futures Contracts                                  9,006,646
Net Appreciation of Investment Securities
   and Foreign Currency Transactions                                   6,848,578
                                                                   -------------
Net Assets at Value                                                   58,548,953
                                                                   =============
Net Asset Value, Offering and Redemption
   Price per Share                                                         14.94
                                                                   =============

~ Investment securities at cost and value at July 31, 1997 include a repurchase agreement of $8,895,000.

* The Fund has 100 million authorized shares of common stock, par value of $0.01 per share, of which 3,918,379 were outstanding at July 31, 1997.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Value Fund
STATEMENT OF OPERATIONS
Year Ended July 31, 1997

INVESTMENT INCOME
INCOME
Dividends                                                            $  731,482
Interest                                                                271,972
   Foreign Taxes Withheld                                                  (345)
                                                                   -------------
   TOTAL INCOME                                                       1,003,109
                                                                   -------------
EXPENSES
Investment Advisory Fees                                                375,830
Transfer Agent Fees                                                     131,681
Administrative Fees                                                      17,517
Custodian Fees and Expenses                                              20,416
Directors' Fees and Expenses                                              9,745
Interest Expense                                                         20,523
Professional Fees and Expenses                                           21,087
Registration Fees and Expenses                                           59,409
Reports to Shareholders                                                  17,479
Other Expenses                                                            4,724
                                                                   -------------
   TOTAL EXPENSES                                                       678,411
   Fees and Expenses Absorbed
     by Investment Adviser                                              (50,918)
                                                                   -------------
     NET EXPENSES                                                       627,493
                                                                   -------------
NET INVESTMENT INCOME                                                   375,616
                                                                   -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT SECURITIES
Net Realized Gain on:
   Investment Securities and Foreign Currency
     Transactions                                                     8,443,235
   Futures Contracts                                                    810,135
                                                                   -------------
     Total Net Realized Gain                                          9,253,370
                                                                   -------------
Change in Net Appreciation of Investment
   Securities and Foreign Currency Transactions                       6,341,586
                                                                   -------------
NET GAIN ON INVESTMENT SECURITIES                                    15,594,956
                                                                   -------------
Net Increase in Net Assets from Operations                           15,970,572
                                                                   =============

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Value Fund
STATEMENT OF CHANGES IN NET ASSETS

                                                        Year Ended July 31
                                                --------------------------------
                                                       1997              1996
OPERATIONS
Net Investment Income                           $    375,616      $     331,234
Net Realized Gain on Investment
   Securities, Foreign Currency Transactions
   and Futures Contracts                           9,253,370          6,672,541
Change in Net Appreciation of Investment
   Securities and Foreign Currency
   Transactions                                    6,341,586         (2,961,051)
                                                 ------------      -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                15,970,572          4,042,724
                                                 ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                               (380,682)          (328,765)
Net Realized Gain on Investment Securities        (6,451,835)        (1,179,375)
                                                 ------------      -------------
TOTAL DISTRIBUTIONS                               (6,832,517)        (1,508,140)
                                                 ------------      -------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                    259,425,974        143,331,961
Reinvestment of Distributions                      6,781,554          1,510,374
                                                 ------------      -------------
                                                 266,207,528        144,842,335
Amounts Paid for Repurchases of Shares          (263,489,815)      (140,754,802)
                                                 ------------      -------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                              2,717,713          4,087,533
                                                 ------------      -------------
Total Increase in Net Assets                      11,855,768          6,622,117
NET ASSETS
Beginning of Period                               46,693,185         40,071,068
                                                 ------------      -------------
End of Period (Including Accumulated
   Undistributed Net Investment Income of
   $10,517 and $4,778, respectively)              58,548,953         46,693,185
                                                 ============      =============

FUND SHARE TRANSACTIONS
Shares Sold                                       19,903,341         11,466,923
Shares Issued from Reinvestment
   of Distributions                                  551,365            122,792
                                                 ------------      -------------
                                                  20,454,706         11,589,715
Shares Repurchased                               (20,367,666)       (11,162,000)
                                                 ------------      -------------
Net Increase in Fund Shares                           87,040            427,715
                                                 ============      =============

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. -Small Company Value Fund
NOTES TO FINANCIAL STATEMENTS
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Diversified Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of Small Company Value Fund (Small Company Fund prior to February 1, 1997). The investment objective of the Fund is to seek long-term capital growth. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilites and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
         Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
         If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
         Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
         Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were aquired. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreement including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis. Cost is determined on the specific identification basis.
         The Fund's use of short-term  forward  foreign  currency  contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
         The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
         To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
         Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended July 31, 1997, 8.25% qualified for the dividends received deduction available to the Fund's corporate shareholders. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for corporate actions, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards. For the year ended July 31, 1997, the Fund reclassified $10,495 from accumulated undistributed net realized gain on investment securities and $310 from paid-in capital to accumulated undistributed net investment income. Net investment income, net realized gains and net assets were not affected.

F. FUTURES CONTRACTS - The Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of the Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month
    IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Fund.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended July 31, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $67,096,159 and $79,010,864, respectively.
    There were no purchases or sales of U.S. Government Securities.
NOTE 4 - APPRECIATION AND DEPRECIATION. At July 31, 1997, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $7,218,682 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $382,117, resulting in net appreciation of $6,836,565.
NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IMR.

    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate of 40% of the retainer fee at the time of retirement.
    Pension expenses for the year ended July 31, 1997, included in Directors' Fees and Expenses in the Statement of Operations were $662. Unfunded accrued pension costs of $911 and pension liability of $2,263 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.
NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemption's of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At July 31, 1997, there were no such borrowings.

INVESCO Diversified Funds, Inc. -- Small Company Value Fund
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

                                                                                       Period
                                                                                        Ended
                                                         Year Ended July 31           July 31
                                                ---------------------------------- ----------
                                                    1997        1996        1995       1994^

PER SHARE DATA
Net Asset Value -
   Beginning of Period                           $  12.19    $  11.77     $  9.76   $  10.00
                                                ---------------------------------- ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.09        0.08        0.05       0.06
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                    4.10        0.68        2.05      (0.28)
                                                ---------------------------------- ----------
Total from Investment Operations                     4.19        0.76        2.10      (0.22)
                                                ---------------------------------- ----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                 0.09        0.08        0.09       0.02
Distributions from Capital Gains                     1.35        0.26        0.00       0.00
                                                ---------------------------------- ----------
Total Distributions                                  1.44        0.34        0.09       0.02
                                                ---------------------------------- ----------
Net Asset Value - End of Period                     14.94       12.19       11.77       9.76
                                                ================================== ==========
TOTAL RETURN                                       36.97%       6.47%      21.64%    (2.21%)*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                                  58,549      46,693      40,071     13,474
Ratio of Expenses to Average
   Net Assets#                                     1.25%@      1.09%@       1.00%      1.00%~
Ratio of Net Investment Income
   to Average Net Assets#                           0.75%       0.61%       0.84%      1.20%~
Portfolio Turnover Rate                              147%        156%         73%        55%*
Average Commission Rate Paid ^^                    0.0582           -           -           -

^  From December 1, 1993,  commencement  of investment  operations,  to July 31,
1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the years ended July 31, 1997, 1996 and 1995, and for the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.35%, 1.09%, 1.32% and 1.64% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.65%, 0.61%, 0.52% and 0.56% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~  Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the Fiscal years beginning September 1, 1995 and thereafter.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of INVESCO Diversified Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Small Company Value Fund (formerly, INVESCO Small Company Fund, the sole portfolio constituting INVESCO Diversified Funds, Inc., hereafter referred to as the "Fund") at July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

Denver, Colorado
September 2, 1997

                                 FAMILY OF FUNDS

                                                                      Newspaper
Fund Name                         Fund Code       Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
International
International Growth                  49               FSIGX            IntlGr
Asian Growth                          41               IVAGX            AsianGr
European                              56               FEURX             Europ
European Small Company                37               IVECX           EuroSmCo
Latin American Growth                 34               IVSLX           LatinAmGr
Pacific Basin                         54               FPBSX             PcBas
--------------------------------------------------------------------------------
Sector
Energy                                50               FSTEX             Enrgy
Environmental Services                59               FSEVX            Envirn
Financial Services                    57               FSFSX            FinSvc
Gold                                  51               FGLDX             Gold
Health Sciences                       52               FHLSX            HlthSc
Leisure                               53               FLISX            Leisur
Realty                                42               IVSRX            Realty
Technology                            55               FTCHX             Tech
Utilities                             58               FSTUX             Util
Worldwide Capital Goods               38               ISWGX            WldCap
Worldwide Communications              39               ISWCX            WldCom
--------------------------------------------------------------------------------
Capital Appreciation
Growth                                10               FLRFX             Grwth
Dynamics                              20               FIDYX             Dynm
Small Company                         74               IDSCX            DivSmCo
Emerging Growth                       60               FIEGX            Emgrth
--------------------------------------------------------------------------------
Growth & Income
Industrial Income                     15               FIIIX            IndInc
Value Equity                          46               FSEQX             ValEq
Multi-Asset Allocation                70               IMAAX           MulAstAl
Balanced                              71               IMABX              Bal
Total Return                          48               FSFLX            TotRtn
--------------------------------------------------------------------------------
Bond
Short-Term Bond                       33               INIBX            ShTrBd
Intermediate Government Bond          47               FIGBX            IntGov
U.S. Government Securities            32               FBDGX             USGvt
Select Income                         30               FBDSX            SelInc
High Yield                            31               FHYPX             HiYld
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond            36               IVTIX               *
Tax-Free Long-Term Bond               35               FTIFX             TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund            44               FUGXX           InvGvtMF
Cash Reserves                         25               FDSXX            InvCshR
Tax-Free Money Fund                   40               FFRXX          InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

EASIVEST MAKES IT EASY TO PAY YOURSELF FIRST.

   It seems that for most of us the hardest part of investing at regular intervals comes down to simply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

   After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

USING EASIVEST IS ONE OF THE FEW TIMES WHEN YOU'LL FIND THE EASY WAY MAY ALSO BE ONE OF THE BEST.

   For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

   Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

   Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

   Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

   1.        Call your bank for their ABA and account numbers.
             Then complete the EasiVest authorization and sign it the same way you would your personal checks.

   2. Enclose an unsigned, personal check or savings deposit slip marked "Void."

   3. Place a voided check or savings deposit slip and signed authorization form in an envelope; then mail it to us.

   It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

   Before returning this Authorization, please be sure to contact your bank for the correct ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund___________________________________ Acct.#_______________________________

$__________________________ ($50 minimum)       ___ 7th      ___21st


--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Street Address

--------------------------------------------------------------------------------
City, State, Zip
                                        (    )
-------------------------------------   ----------------------------------------
ABA Number (available from your bank)   Bank Phone Number

-------------------------------------   This is a __Checking Account
Bank Account Number                               __ Savings Account

--------------------------------------------------------------------------------
Owner's Name (First, Middle Initial, Last)

--------------------------------------------------------------------------------
Joint Owner's Name (First, Middle Initial, Last)

--------------------------------------------------------------------------------
Owner Street Address

--------------------------------------------------------------------------------
City, State, Zip

-----------------------------------------------------  -------------------------
Signature                                              Date

-----------------------------------------------------  -------------------------
Signature                                              Date
(   )                                     (   )
--------------------------------------------------------------------------------
Daytime Telephone Number                  Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union Avenue,
Lobby Level

INVESCO Funds Group, Inc.,(SM) Distributor
(As of 9/29/97, INVESCO Distributors, Inc.,
Distributor)
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.